Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Detailed Information about Financial Instruments
As of and for the year ended December 31, 2020:

In $000s	Jan. 1, 2020	Additions	Disposals	Transfers	Fair Value Adjustment	Dec. 31, 2020
Short-term investments
Convertible debt instruments 1	$10,801	$—	$(11,006)	$556	$1,501	$1,852

Total short-term investments	$10,801	$—	$(11,006)	$556	$1,501	$1,852

Non-current investments
Common shares 2	$52,325	$11,456	$(37,238)	$(16,339)	$18,212	$28,416
Warrants and other 1	4,623	52	(5,732)	—	2,200	1,143
Convertible debt instruments 1	15,892	60	—	(556)	129	15,525

Total non-current investments	$72,840	$11,568	$(42,970)	$(16,895)	$20,541	$45,084

Total Investments	$83,641	$11,568	$(53,976)	$(16,339)	$22,042	$46,936

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.

As of and for the year ended December 31, 2019:

In $000s	Jan. 1, 2019	Additions	Disposals	Transfers	Fair Value Adjustment	Dec. 31, 2019
Short-term investments
Convertible debt instruments 1	$13,937	$725	$(14,452)	$8,541	$2,050	$10,801

Total short-term investments	$13,937	$725	$(14,452)	$8,541	$2,050	$10,801

Non-current investments
Common shares 2	$33,139	$24,834	$(17,357)	$—	$11,709	$52,325
Warrants and other 1	2,106	4	(27)	—	2,540	4,623
Convertible debt instruments 1	10,998	9,279	(710)	(8,541)	4,866	15,892

Total non-current investments	$46,243	$34,117	$(18,094)	$(8,541)	$19,115	$72,840

Total Investments	$60,180	$34,842	$(32,546)	$—	$21,165	$83,641

1	Fair value adjustment recorded within Net Income (loss) for the period.
2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.